Document and Entity Information	Apr. 01, 2019
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2018
Entity Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Amendment Flag	false
Document Creation Date	Apr. 01, 2019
Document Effective Date	Apr. 01, 2019
Prospectus Date	Apr. 01, 2019
Bernstein U.S. Research Fund | Bernstein U.S. Research Fund
Risk/Return:
Trading Symbol	BERN
Bernstein Global Research Fund | Bernstein Global Research Fund
Risk/Return:
Trading Symbol	BRGL